Leases - Future minimum lease payments under noncancelable operating leases with remaining terms exceeding one year (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Leases [Abstract]
Total minimum lease payments	¥ 106,553
Less: Sublease rental income	(9,742)
Net minimum lease payments	¥ 96,811